Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships With the Company

The following table sets forth the Company’s related parties and their relationships with the Company:

Name	Relationship with the Company
Yujie, Chen	Chief executive officer, director and beneficial shareholder of the Company
Grande Holding Limited	Controlling shareholder
Weijiang, Zhu	Director of certain subsidiaries of the Company
Tin Duk Victor, Chang	Shareholder of Wicens International Securities Limited, holding 49% equity interest
Ji Feng Hong Kong Limited	Company for which Yujie, Chen served as a director
Yellow River Securities Limited	Company for which Yujie, Chen has served as a director since November 5, 2025
Summary of balances with related parties:
	March 31,
Amounts due to related parties	2026	2025
Grande Holding Limited	$(2,612,698)	$(1,821,726)
Weijiang, Zhu	(5,950)	—
Total	(2,618,648)	(1,821,726)

	March 31,
Amounts due from related parties	2026	2025
Tin Duk Victor, Chang	$—	$6
Ji Feng Hong Kong Limited	2,248	—
Less: allowance for expected credit loss	(18)	—
Total	$2,230	$6

The movement of allowances for expected credit loss is as follow:

	March 31,
	2026	2025
Balance at beginning of the year	$-	$-
Provision	(18)	-
Ending balance	$(18)	$-

A summary of trade transactions with related parties for the years ended March 31, 2026, 2025 and 2024 are listed below:

	March 31,
Consultation fee paid to senior management	2026	2025	2024
Tak Kai Raymond, Tam	$—	$—	$5,769
Total	$—	$—	$5,769

	March 31,
Referral services income received from a related party	2026	2025	2024
Yellow River Securities Limited	$769,231	$—	$—
Total	$769,231	$—	$—